Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and contingencies [Abstract]
Contractual obligations
As at December 31, 2021	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
Lease liabilities – existing	2,947	5,407	4,959	30,447	43,760
Lease liabilities – contingent	57	840	225	—	1,122
Manufacturing	919	189	—	—	1,108
Capital commitments	75	—	—	—	75
Total contractual obligations	3,998	6,436	5,184	30,447	46,065

As at December 31, 2020	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
Lease liabilities – existing	3,529	5,322	4,286	32,600	45,737
Lease liabilities – contingent	—	2,254	2,471	1,841	6,566
Manufacturing	2,824	500	—	—	3,324
Capital commitments	77	—	—	—	77
Total contractual obligations	6,430	8,076	6,757	34,441	55,704